WARRANT LIABILITY (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
WARRANT LIABILITY
Class of Warrant or Right Warrants Expiration Period	5 years
Class of Warrant or Right Warrants Redemption Price	$ 0.01
Share Price	$ 18.00